Segmented information - Information on Operations by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 1,647,387	$ 1,521,938
Property, plant and equipment	6,393,558	6,304,897
Intangible assets	54,994	51,103
Canada
Segment Reporting Information [Line Items]
Revenue	70,358	73,406
Property, plant and equipment	415,979	453,323
Intangible assets	23,994	27,624
United States
Segment Reporting Information [Line Items]
Revenue	1,577,029	1,448,532
Property, plant and equipment	5,977,579	5,851,574
Intangible assets	$ 31,000	$ 23,479